Organization and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details)	3 Months Ended
Mar. 31, 2018
Computers and Equipment - Office [Member]
Estimated useful lives	P3Y
Furniture & Fixtures [Member]
Estimated useful lives	P5Y
Theme Park Equipment and Improvements [Member] | Minimum [Member]
Estimated useful lives	P3Y
Theme Park Equipment and Improvements [Member] | Maximum [Member]
Estimated useful lives	P10Y
Leasehold Improvements [Member]
Estimated useful lives	Shorter of lease term or estimated useful life